Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Current tax expense:
Bermuda									$ 0	$ 0		$ 0
Foreign									151	177		23
Deferred tax expense/(benefit):
Bermuda									0	0		0
Foreign									48	31		(4)
Tax related to internal sale of assets in subsidiary, amortized for group purposes									0	0		0
Total tax expense	$ 49		$ 56		$ 84		$ 140	$ 189	$ 199	$ 208	[1]	$ 19
Effective tax rate									452.30%	(48.70%)		0.50%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"